Intangible Assets and Goodwill - Schedule of Estimated Amortization Expense for All Definite Lived Intangibles (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total expected amortization expense	$ 140	$ 146	$ 158
Bed Licenses Included in Property and Equipment
Finite-Lived Intangible Assets [Line Items]
2021	104	207
2022	414	414
2023	414	414
2024	414	414
2025	414	414
Thereafter	8,452	8,452
Total expected amortization expense	10,212	10,315
Lease Rights
Finite-Lived Intangible Assets [Line Items]
2021	6	12
2022	24	24
2023	23	23
2024	18	18
2025	18	18
Thereafter	51	51
Total expected amortization expense	$ 140	$ 146